SIGNIFICANT ACCOUNTING POLICIES - Schedule of disaggregation of revenue by type of contract (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue
Revenue	¥ 2,493,386	$ 351,186	¥ 3,232,731	¥ 5,303,835
Sales of products to Xiaomi
Revenue
Revenue	1,317,314		1,403,354	2,295,569
Sales of products to Xiaomi | Xiaomi-branded products
Revenue
Revenue	1,158,983		1,154,689	2,021,117
Sales of products to Xiaomi | Viomi-branded products
Revenue
Revenue	158,331		248,665	274,452
Sales to third party customers
Revenue
Revenue	¥ 1,176,072		¥ 1,829,377	¥ 3,008,266